Segment Information and Sales to Significant Customers - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 940,656	$ 930,133	$ 925,935	$ 921,505	$ 926,776	$ 907,897	$ 902,578	$ 906,287	$ 3,718,229	$ 3,643,538	$ 3,563,637
North America (Mainly United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,381,122	2,555,539	2,589,613
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									513,295	422,095	450,669
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 823,812	$ 665,904	$ 523,355